3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment charges related to capitalized production costs				$ 7,822,549	$ 648,525
Depreciation expense	$ 4,635	$ 5,658		20,225	$ 24,826
Intangible assets	9,110,000		$ 9,110,000
Goodwill	$ 13,996,337		$ 13,996,337	$ 0
Potential dilutive warrants outstanding				5,890,000	1,050,000
Minimum [Member]
Intangible useful lives			3 years
Maximum [Member]
Intangible useful lives			10 years